Debt and standby letters of credit facilities - Revolving credit facility and Interest (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Feb. 28, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revolving credit facility
Total interest expense incurred			$ 7.6	$ 5.0	$ 23.1	$ 14.6	$ 22.4	$ 34.6	$ 26.6
Total interest paid			$ 2.9		$ 17.9	$ 9.9	$ 22.0	$ 31.6	$ 25.5
Revolving Credit Facility
Revolving credit facility
Term of credit facility		3 years
Borrowings under credit facility agreements		$ 300.0
Borrowing outstanding	$ 0.0